AOMT II, LLC ABS-15G

Exhibit 99.28

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
XXX	2024100667	XXX	XXX	Property	Missing Final XXX Certificate of Completion with Final Photos	XXX	1	Closed	Multiple copies of original appraisal provided showing both "as-is" and "subject to completion" status; however, all photos provided indicate construction is not yet complete. XXX not provided with interior photos reflecting completion is not provided in file.	XXX	Verified reserves - XXX month reserve requirement $XXX/ XXX months reserves verified; Low DTI - XXX% with XXX% max	XXX Lender provided copy of 62 page appraisal. *** Exception remains: missing XXX not provided with interior photos reflecting completion is not provided in file.		XXX	C	A	C	A	C	A	C	A	C	A
XXX	2024100667	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	2	Acknowledged	1003 indicated borrowers own departing residence on XXX; however, property not disclosed on section 3 of 1003; nor documentation provided for payment or non-obligation. No payment has been provided or included in review. Subject to reverification of DTI.		Verified reserves - XXX month reserve requirement $XXX/ XXX months reserves verified; Low DTI - XXX% with XXX% max	XXX Lender provided a copy of the property profile for XXX. Property is owned by the XXX. ***Finding remains. Lender to provide corrected Final 1003 with XXX in Section 3 REO Section.	Client: Investor acknowledged exception	XXX	C	B	C	B	C	B	C	B	C	B
XXX	2024100618	XXX	XXX	Credit	DSCR Calculation Discrepancy	XXX	2	Acknowledged	DSCR of .XXX does not meet minimum DSCR guideline requirement of XXX. Review DSCR of .XXX confirmed to match lender per worksheet (pg 585).		Verified reserves - Reserves XXX mos PITI required. Total reserves of XXX months PITI verified. ; Verified housing payment history - XXX months of mortgage history verified per credit report. No lates in past XXX years.	XXX Copy of Investor Exception approved XXX received.	Client: Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B